Goodwill and Intangible assets - Schedule of Goodwill and Intangible Assets (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	R$ 23,997	R$ 23,364
Ending balance	24,099	23,997
Book value	24,099	23,997
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	53,116	46,838
Acquisitions	6,212	5,535
Termination / write-offs	(759)	(872)
Exchange variation	(174)	1,612
Other	8	3
Ending balance	58,403	53,116
Amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(21,822)	(17,143)
Termination / write-offs	491	602
Exchange variation	0	(442)
Other	16	17
Ending balance	(26,518)	(21,822)
Amortization expense	(5,203)	(4,856)
Impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(7,297)	(6,331)
Exchange variation	69	(629)
Ending balance	(7,786)	(7,297)
Increase	(558)	(337)
Goodwill and intangible from incorporation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Book value	8,345	8,349
Goodwill and intangible from incorporation | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	13,317	12,255
Acquisitions	60	135
Exchange variation	(160)	927
Other		0
Ending balance	13,218	13,317
Goodwill and intangible from incorporation | Impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(4,968)	(4,420)
Exchange variation	95	(548)
Ending balance	R$ (4,873)	R$ (4,968)
Association for the promotion and offer of financial products and services
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Annual amortization rates	8.00%	8.00%
Book value	R$ 179	R$ 259
Association for the promotion and offer of financial products and services | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	2,366	2,227
Termination / write-offs		(7)
Exchange variation	41	162
Other	(16)	(16)
Ending balance	2,391	2,366
Association for the promotion and offer of financial products and services | Amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(1,378)	(1,242)
Termination / write-offs		6
Exchange variation	(16)	(76)
Other	16	16
Ending balance	(1,457)	(1,378)
Amortization expense	(79)	(82)
Association for the promotion and offer of financial products and services | Impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(729)	(648)
Exchange variation	(26)	(81)
Ending balance	R$ (755)	R$ (729)
Software acquired
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Annual amortization rates	20.00%	20.00%
Book value	R$ 1,666	R$ 1,377
Software acquired | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	5,869	5,177
Acquisitions	789	412
Termination / write-offs	(9)	(5)
Exchange variation	(6)	263
Other	30	22
Ending balance	6,673	5,869
Software acquired | Amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(4,318)	(3,713)
Termination / write-offs	5	4
Exchange variation	(11)	(162)
Other		1
Ending balance	(4,833)	(4,318)
Amortization expense	(509)	(448)
Software acquired | Impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(174)	(174)
Ending balance	R$ (174)	R$ (174)
Internally developed software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Annual amortization rates	20.00%	20.00%
Book value	R$ 11,027	R$ 10,685
Internally developed software | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	23,568	19,577
Acquisitions	4,556	4,125
Termination / write-offs	(261)	(269)
Exchange variation	(28)	138
Other	(7)	(3)
Ending balance	27,828	23,568
Internally developed software | Amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(11,557)	(8,422)
Termination / write-offs		1
Exchange variation	8	(88)
Ending balance	(14,917)	(11,557)
Amortization expense	(3,368)	(3,048)
Internally developed software | Impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(1,326)	(1,089)
Ending balance	(1,884)	(1,326)
Increase	(558)	(237)
Other intangible assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Book value	2,882	3,327
Other intangible assets | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	7,996	7,602
Acquisitions	807	863
Termination / write-offs	(489)	(591)
Exchange variation	(21)	122
Ending balance	8,293	7,996
Other intangible assets | Amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(4,569)	(3,766)
Termination / write-offs	486	591
Exchange variation	19	(116)
Ending balance	(5,311)	(4,569)
Amortization expense	(1,247)	(1,278)
Other intangible assets | Impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(100)
Ending balance	R$ (100)	(100)
Increase		R$ (100)
Other intangible assets | Minimum
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Annual amortization rates	10.00%	10.00%
Other intangible assets | Maximum
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Annual amortization rates	20.00%	20.00%